The New Economy Fund

333 South Hope Street

Los Angeles, California 90071-1406

Phone (213) 486 9200

Fax (213) 486 9455

Email vpc@capgroup.com

Vincent P. Corti

Secretary

March 14, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The New Economy Fund
File Nos. 002-83848 and 811-03735

Dear Sir or Madam:

On behalf of the Fund, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information.

The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on February 22, 2013 pursuant to Rule 497 (Accession No. (0000051931-13-000196), which is incorporated by reference into this filing.

Sincerely,

/s/ Vincent P. Corti

Vincent P. Corti